Employee Benefit Plans - Phantom Stock Plan - General Information (Details) - Phantom Stock Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Employee Benefit Plans
Percentage of vesting of share-based compensation awards (as a percent)	100.00%
Minimum period after the grant date to redeem shares	6 months
Units granted (in shares)	387	1,112	0
Average fair value of the units granted (in dollars per share)	$ 62.89
Decrease in compensation expense due to underperformance of program goals	$ 0.3
Total compensation cost recognized		$ 0.4	$ 0.0